October 29, 2010

via EDGAR

John Grzeskiewicz

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington D.C. 20549

Re:       Principal Funds, Inc.

Post-Effective Amendment No.84 to the Registration Statement on Form N-1A

File Nos. 033-59474, 811-07572

Mr. Grzeskiewicz:

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).

The Amendment is an annual update to the Registrant’s registration statement for series with an August 31 fiscal year end.  In the Amendment, the Registrant is changing the fiscal year end of the Preferred Securities Fund (an existing series) from October 31 to August 31.  The Registrant is also using the summary prospectus format for the first time for the Bond Market Index Fund and International Equity Index Fund.  The Registrant will file an amendment pursuant to Rule 485(b) under the 1933 Act.

The Amendment includes a facing page, prospectus for Classes A and C shares, prospectus for Class J shares, prospectus for Institutional Class shares, prospectus for Class P shares, prospectus for R-1, R-2, R-3, R-4, and R-5 shares, statement of additional information, and Part C.  The Amendment is not being filed to update or amend the prospectuses or statement of additional information for series with a fiscal year end of October 31.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing.  In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills

Assistant Counsel, Registrant